GOODWILL	12 Months Ended
Dec. 31, 2021
GOODWILL.
GOODWILL

11.    GOODWILL

The goodwill of RMB213,656 and RMB581,877 (US$91,309) as of December 31, 2020 and 2021 represented the goodwill of RMB165,171 generated from the acquisition of GFMH, CMCC, SJYH and BPMC by the Group in 2018, the goodwill of RMB45,272 generated from the acquisition of Tianjin Jiatai Group by the Group in 2019, the goodwill of RMB3,213 generated from the acquisition the New Spring Group in 2020, and the goodwill of RMB368,221 (US$57,782) generated from the acquisition the Healthingkon in 2021 (Note 4).

The changes in the carrying amount of goodwill are as follow:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance as of January 1	165,171	210,443	213,656	33,527
Addition	45,272	3,213	368,221	57,782
Impairment	—	—	—	—
Balance as of December 31	210,443	213,656	581,877	91,309

No impairment was recognized for the years ended December 31, 2019, 2020 and 2021.